Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Trading account assets pledged and permitted to sell or repledge by secured parties	¥ 10,740,976	¥ 12,984,404
Trading account assets measured at fair value under fair value option	16,520,263	18,251,847
Available-for-sale securities pledged and permitted to sell or repledge by secured parties	4,754,590	3,053,872
Held-to-maturity securities pledged and permitted to sell or repledge by secured parties	99,976	110,100
Held-to-maturity securities, Fair value	3,498,462	2,735,127
Loans, net of unearned income, unamortized premiums and deferred loan fees pledged and permitted to sell or repledge by secured parties	1,506,484	1,608,498
Other assets measured at fair value under fair value option	1,494	2,000
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	42,705	28,875
Long-term debt measured at fair value under fair value option	¥ 603,951	¥ 687,927
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,168,606,920	14,164,026,420
Common stock, stated value
Treasury stock, shares	3,358,058	3,389,416